Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,911.6	$ 1,907.4	$ 1,720.0
Tax at statutory rate	669.1	667.6	602.0
Dividends received deduction	(19.8)	(18.3)	(17.6)
Exempt interest income	(17.8)	(13.8)	(13.1)
Tax-deductible dividends	(7.9)	(6.5)	(13.6)
Other items, net	(1.0)	(2.6)	(3.1)
Income Tax Expense (Benefit)	$ 611.1	$ 626.4	$ 554.6
Tax at statutory rate	35.00%	35.00%	35.00%
Dividends received deduction	(1.00%)	(1.00%)	(1.00%)
Exempt interest income	(1.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (13.8)	$ 0.0	$ 0.0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(1.00%)	(0.00%)	(0.00%)
Tax-deductible dividends	(0.00%)	(0.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ 2.3	$ 0.0	$ 0.0
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(0.00%)	(0.00%)	(0.00%)
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	32.00%	33.00%	32.00%